Supplement (Retail)	12 Months Ended
Dec. 31, 2012
Vanguard Managed Payout Distribution Focus Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Managed Payout Funds

Supplement to the Prospectus

Changes in Underlying Fund Allocations

Each of the Vanguard Managed Payout Funds* has reallocated a portion of its assets to Vanguard Global Minimum Volatility Fund. The Funds have the flexibility to invest in Vanguard stock funds that capture the investment returns of U.S. and foreign equity markets. In addition, the prospectus has updated its 'Inflation-Linked Investments' section based on updates to the Vanguard fund lineup.

The Funds do not have fixed asset allocations. As described in the prospectus, the exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations.

Prospectus Text Changes

The following replaces similar text under 'Primary Investment Strategies' for each Fund.

Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Global Minimum Volatility Fund (and/or other Vanguard stock funds) to capture the investment returns of U.S. and foreign equity markets. The Fund may also invest in Vanguard REIT Index Fund, in order to capture the returns of stocks issued by equity real estate investment trusts (REITs). The Fund will, through its investments in Vanguard stock funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across the growth and value styles in the United States, as well as stocks of companies located in developed and emerging markets around the world. Certain foreign stocks may be hedged to the U.S. dollar in order to reduce currency volatility.

Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund (and/or other Vanguard inflation-protected securities funds) to capture the investment returns of inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

* U.S. Patent Nos. 8,180,695 and 8,185,464.

In each Fund's 'Primary Risks' section, the following is added under 'Foreign Stock Risks,' after the first bullet point:

Currency hedging risk is the risk that the currency hedging transactions entered into by an underlying fund may not perfectly offset the fund's foreign currency exposure. For example, the fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar.

The following replaces similar text in each Fund's 'Primary Risks' section:

Inflation-Linked Investment Risk

The Fund's investment in Vanguard Inflation-Protected Securities Fund (and/or other Vanguard inflation-protected securities funds) subjects it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1497C 122013

Vanguard Managed Payout Growth and Distribution Fu
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Managed Payout Funds

Supplement to the Prospectus

Changes in Underlying Fund Allocations

Each of the Vanguard Managed Payout Funds* has reallocated a portion of its assets to Vanguard Global Minimum Volatility Fund. The Funds have the flexibility to invest in Vanguard stock funds that capture the investment returns of U.S. and foreign equity markets. In addition, the prospectus has updated its 'Inflation-Linked Investments' section based on updates to the Vanguard fund lineup.

The Funds do not have fixed asset allocations. As described in the prospectus, the exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations.

Prospectus Text Changes

The following replaces similar text under 'Primary Investment Strategies' for each Fund.

Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Global Minimum Volatility Fund (and/or other Vanguard stock funds) to capture the investment returns of U.S. and foreign equity markets. The Fund may also invest in Vanguard REIT Index Fund, in order to capture the returns of stocks issued by equity real estate investment trusts (REITs). The Fund will, through its investments in Vanguard stock funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across the growth and value styles in the United States, as well as stocks of companies located in developed and emerging markets around the world. Certain foreign stocks may be hedged to the U.S. dollar in order to reduce currency volatility.

Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund (and/or other Vanguard inflation-protected securities funds) to capture the investment returns of inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

* U.S. Patent Nos. 8,180,695 and 8,185,464.

In each Fund's 'Primary Risks' section, the following is added under 'Foreign Stock Risks,' after the first bullet point:

Currency hedging risk is the risk that the currency hedging transactions entered into by an underlying fund may not perfectly offset the fund's foreign currency exposure. For example, the fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar.

The following replaces similar text in each Fund's 'Primary Risks' section:

Inflation-Linked Investment Risk

The Fund's investment in Vanguard Inflation-Protected Securities Fund (and/or other Vanguard inflation-protected securities funds) subjects it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1497C 122013

Vanguard Managed Payout Growth Focus Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Managed Payout Funds

Supplement to the Prospectus

Changes in Underlying Fund Allocations

Each of the Vanguard Managed Payout Funds* has reallocated a portion of its assets to Vanguard Global Minimum Volatility Fund. The Funds have the flexibility to invest in Vanguard stock funds that capture the investment returns of U.S. and foreign equity markets. In addition, the prospectus has updated its 'Inflation-Linked Investments' section based on updates to the Vanguard fund lineup.

The Funds do not have fixed asset allocations. As described in the prospectus, the exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations.

Prospectus Text Changes

The following replaces similar text under 'Primary Investment Strategies' for each Fund.

Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Global Minimum Volatility Fund (and/or other Vanguard stock funds) to capture the investment returns of U.S. and foreign equity markets. The Fund may also invest in Vanguard REIT Index Fund, in order to capture the returns of stocks issued by equity real estate investment trusts (REITs). The Fund will, through its investments in Vanguard stock funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across the growth and value styles in the United States, as well as stocks of companies located in developed and emerging markets around the world. Certain foreign stocks may be hedged to the U.S. dollar in order to reduce currency volatility.

Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund (and/or other Vanguard inflation-protected securities funds) to capture the investment returns of inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

* U.S. Patent Nos. 8,180,695 and 8,185,464.

In each Fund's 'Primary Risks' section, the following is added under 'Foreign Stock Risks,' after the first bullet point:

Currency hedging risk is the risk that the currency hedging transactions entered into by an underlying fund may not perfectly offset the fund's foreign currency exposure. For example, the fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar.

The following replaces similar text in each Fund's 'Primary Risks' section:

Inflation-Linked Investment Risk

The Fund's investment in Vanguard Inflation-Protected Securities Fund (and/or other Vanguard inflation-protected securities funds) subjects it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1497C 122013